Segment information	12 Months Ended
Dec. 31, 2024
Segment information

16. Segment information

For the years ended December 31, 2024 and 2023, the Company operated in one reportable segment, being the acquisition of royalty interests.

For the years ended December 31, 2024 and 2023, revenues generated from each geographic location are as follows:

	December 31, 2024	December 31, 2023
	$	$
Australia	10,915,392	11,250,950
Nigeria	-	882,922
USA	116,311	116,311
Brazil	16,060	60,411

Total	11,047,763	12,310,594

The Company has the following non-current assets in seven geographic locations:

	December 31, 2024	December 31, 2023
	$	$
Australia	30,452,281	30,396,980
USA	2,210,330	2,254,422
Canada	3,036,308	3,027,846
South Africa	1,914,844	1,914,844
Cayman Islands	988,631	1,172,170
Brazil	604,307	612,036
Peru	45,609	45,609

Total	39,252,310	39,423,907